Segment information	12 Months Ended
Dec. 31, 2022
Segment information
Segment information

25    Segment information

Segment information is presented consistently with the internal reports provided to the Company’s main key executives and chief operating decision makers. They are responsible for allocating resources, assessing the performance of the operating segments, and making the Company’s strategic decisions.

The Executive Officers have defined the operating segments based on the reports used to make structured strategic decisions, which allow for decision-making based on these structures:

(i)	Core: The Core Curriculum business segment provides solutions that address the Brazilian K-12 curriculum requirements through a personalized and interactive learning experience. Students access content in various formats, such as digital, video, print, and other audiovisual formats that are aligned with the daily curriculum of their classes;
(ii)	Supplemental: The Supplemental Solutions business segment provide additional value-added content that private schools can opt, in addition to the Core Curriculum solution. Currently, the Company’s primary Supplemental product is an English as a second language (ESL) bilingual teaching program. Technological solutions for communication with the students’ parents, learning laboratories that use the methodology of maker culture, a platform of questions to students and teachers, a Learning Management System (LMS) platform, an educational as a benefit platform and content to develop socio emotional skills are also offered.

The Executive Officers do not make strategic decisions or evaluate performance based on geographic regions. Also, based on the agreements signed with private schools as of December 31, 2022, 2021 and 2020, none of the customers individually represented more than 5% of total revenue.

	2022
			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
Revenue	1,367,653	451,383	1,819,036	(43,609)	1,775,427
Cost of sales	(396,095)	(138,199)	(534,294)	33,768	(500,526)
Gross profit	971,558	313,184	1,284,742	(9,841)	1,274,901
Selling expenses	(516,169)	(148,845)	(665,014)	—	(665,014)
Segment profit	455,389	164,339	619,728	(9,841)	609,887
General and administrative expenses	—	—	—	—	(338,262)
Other income, net	—	—	—	—	23,904
Operating profit	—	—	—	—	295,529
Finance income	—	—	—	—	445,237
Finance costs	—	—	—	—	(638,483)
Share of loss of equity-accounted investees	—	—	—	—	(34,365)
Profit before income taxes	—	—	—	—	67,918
Income taxes expense	—	—	—	—	(28,429)
Net profit for the year	—	—	—	—	39,489

Other disclosures
Depreciation and amortization	244,811	32,647	277,458	—	277,458
Investments in associates and joint ventures	111,631	—	111,631	—	111,631
Capital expenditures	148,491	33,401	181,892	(1,724)	180,168

	2021
			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
Revenue	935,999	296,075	1,232,074	—	1,232,074
Cost of sales	(228,474)	(65,933)	(294,407)	—	(294,407)
Gross profit	707,525	230,142	937,667	—	937,667
Selling expenses	(396,369)	(99,929)	(496,298)	—	(496,298)
Segment profit	311,156	130,213	441,369	—	441,369
General and administrative expenses	—	—	(328,643)	—	(328,643)
Other income, net	—	—	16,673	—	16,673
Operating profit	—	—	129,399	—	129,399
Finance income	—	—	91,212	—	91,212
Finance costs	—	—	(372,086)	—	(372,086)
Share of loss of equity-accounted investees	—	—	(22,182)	—	(22,182)
Loss before income taxes	—	—	(173,657)	—	(173,657)
Income taxes benefit	—	—	15,574	—	15,574
Net loss for the year	—	—	(158,083)	—	(158,083)

Other disclosures
Depreciation and amortization	177,564	17,321	194,885	—	194,885
Investments in associates and joint ventures	126,873	—	126,873	—	126,873
Capital expenditures	186,846	24,550	211,396	—	211,396

	2020
			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
Revenue	841,145	160,565	1,001,710	—	1,001,710
Cost of sales	(190,893)	(30,237)	(221,130)	—	(221,130)
Gross profit	650,252	130,328	780,580	—	780,580
Selling expenses	(309,816)	(62,453)	(372,269)	—	(372,269)
Segment profit	340,436	67,875	408,311	—	408,311
General and administrative expenses	—	—	(270,558)	—	(270,558)
Other income, net	—	—	(2,258)	—	(2,258)
Operating profit	—	—	135,495	—	135,495
Finance income	—	—	45,211	—	45,211
Finance costs	—	—	(142,013)	—	(142,013)
Share of loss of equity-accounted investees	—	—	409	—	409
Profit before income taxes	—	—	39,102	—	39,102
Income taxes expense	—	—	(22,322)	—	(22,322)
Net profit for the year	—	—	16,780	—	16,780

Other disclosures
Depreciation and amortization	118,416	9,039	127,455	—	127,455
Investments in associates and joint ventures	9,654	—	9,654	—	9,654
Capital expenditures	95,672	11,977	107,649	—	107,649

Capital expenditures consist of additions of property and equipment and intangible assets. There were no inter-segment revenues in the years ended, 2021 and 2020.

Segment performance is evaluated based on segment profit and is measured consistently with profit or loss in the consolidated financial statements. General and administrative expenses, other income (expenses), net, finance result, share of loss (profit) of equity-accounted investees and income taxes are managed on at the consolidated level and are not allocated to operating segments.

There were no adjustments or eliminations in the profit or loss between segments. Segment assets and liabilities are measured in the same way as in the financial statements. These assets and liabilities are allocated based on the operations of the segment.

			Total	Adjustments
			reportable	and
	Core	Supplemental	segments	eliminations	Total
As of December 31, 2022
Total assets	5,259,238	552,499	5,811,737	(58,329)	5,753,408
Total liabilities	3,762,867	151,440	3,914,307	(58,329)	3,855,978

As of December 31, 2021
Total assets	5,637,667	378,520	6,016,187	(26,068)	5,990,119
Total liabilities	4,048,511	92,442	4,140,953	(26,068)	4,114,885